Basis of presentation and general information	12 Months Ended
Dec. 31, 2023
Disclosure of subsidiaries [abstract]
Basis of presentation and general information

1.             Basis of presentation and general information

The accompanying consolidated financial statements include the financial statements of Globus Maritime Limited (“Globus”) and its wholly owned subsidiaries (collectively the “Company”). Globus was formed on July 26, 2006, under the laws of Jersey. On June 1, 2007, Globus concluded its initial public offering in the United Kingdom and its shares were admitted for trading on the Alternative Investment Market (“AIM”). On November 24, 2010, Globus was redomiciled to the Marshall Islands and its common shares were admitted for trading in the United States (NASDAQ Global Market) under the Securities Act of 1933, as amended. On November 26, 2010, Globus’ shares were delisted from AIM.

The registered address of Globus is: Trust Company Complex, Ajeltake Road, Ajeltake Island, Majuro, Marshall Islands MH96960.

The principal business of the Company is the ownership and operation of a fleet of dry bulk motor vessels (“m/v”), providing maritime services for the transportation of dry cargo products on a worldwide basis. The Company conducts its operations through its vessel owning subsidiaries.

The operations of the vessels are managed by Globus Shipmanagement Corp. (the “Manager”), a wholly owned Marshall Islands corporation. The Manager has an office in Greece, located at 128 Vouliagmenis Avenue, 166 74 Glyfada, Greece and provides the commercial, technical, cash management and accounting services necessary for the operation of the fleet in exchange for a management fee. The management fee is eliminated on consolidation. The consolidated financial statements include the financial statements of Globus and its subsidiaries listed below, all wholly owned by Globus as at December 31, 2023:

Company	Country of Incorporation	Vessel Delivery Date	Vessel Owned

Globus Shipmanagement Corp.	Marshall Islands	—	Management Co.
Devocean Maritime Ltd.	Marshall Islands	December 18, 2007	m/v River Globe
Artful Shipholding S.A.	Marshall Islands	June 22, 2011	m/v Moon Globe
Serena Maritime Limited	Marshall Islands	October 29, 2020	m/v Galaxy Globe
Talisman Maritime Limited	Marshall Islands	July 20, 2021	m/v Power Globe
Argo Maritime Limited	Marshall Islands	June 9, 2021	m/v Diamond Globe
Salaminia Maritime Limited	Marshall Islands	November 29, 2021	m/v Orion Globe
Calypso Shipholding S.A.	Marshall Islands	—	Hull No: S-1885*
Daxos Maritime Limited	Marshall Islands	—	Hull No: NE-442*
Olympia Shipholding S.A.	Marshall Islands	—	Hull No: S-K192*
Paralus Shipholding S.A.	Marshall Islands	—	Hull No: NE-443*
Thalia Shipholding S.A.	Marshall Islands	—	Hull No: S-3012*
Longevity Maritime Limited	Malta	September 15, 2011	**
Domina Maritime Ltd.	Marshall Islands	May 19, 2010	***
Dulac Maritime S.A.	Marshall Islands	May 25, 2010	****

    * New building vessels

   ** m/v Sun Globe was sold and delivered to her new owners on June 5, 2023 (Note 5)

   *** m/v Sky Globe was sold and delivered to her new owners on September 7, 2023 (Note 5)

   **** m/v Star Globe was sold and delivered to her new owners on September 13, 2023 (Note 5)

The consolidated financial statements as at December 31, 2023 and 2022 and for the three years in the period ended December 31, 2023, were approved for issuance by the Board of Directors on March 14, 2024.